Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (14,309,031)	$ (27,563,535)	$ (35,726,669)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization of property and equipment	496,178	562,468	487,906
Amortization of patents and trademarks	5,191	8,951	12,277
Loss on disposal and abandonment of assets	136,719	33,184	31,794
Gain on forgiveness of accounts payable	(85,355)
Change in inventory reserve	43,354	143,493	539,027
Amortization of debt discount and issuance costs	77,964	492,963	844,250
Debt discount and issuance costs written off	1,955,541
Prepayment premium and debt collection fees related to long term debt	2,923,271
Compounded interest on long term debt	1,561,568	2,048,960
Stock compensation expense	277,539	2,368,685	1,634,162
Equity in loss of R-NAV, LLC	15,159	305,253	523,809
Loss on disposal of investment in R-NAV, LLC	39,732
Change in fair value of financial instruments	(2,858,524)	614,782	1,342,389
Loss on extinguishment of debt		2,440,714	2,610,196
Issued stock to 401(k) plan for employer matching contributions	120,800	117,099	100,043
Extension of warrant expiration date		149,615
Issued warrants in connection with advisory services agreement		256,450
Value of restricted stock issued to directors	66,539	172,969	89,375
Other	(15,159)	(63,677)	(38,657)
Changes in operating assets and liabilities:
Accounts and other receivables	1,882,855	(2,808,696)	334,082
Inventory	(861,274)	135,986	761,024
Prepaid expenses and other assets	187,379	263,915	(476,860)
Accounts payable	5,441,155	290,024	(944,850)
Accrued liabilities and other liabilities	5,351,090	(282,642)	(1,250,047)
Deferred revenue	1,104,089	1,237,009
Net cash provided by (used in) operating activities	3,556,780	(19,076,030)	(29,126,749)
Cash flows from investing activities:
Purchases of equipment	(1,847)	(39,001)	(1,114,448)
Proceeds from sales of equipment	45,000	38,265
Patent and trademark costs		(27,092)	(77,184)
Investment in R-NAV, LLC			(333,334)
Payments on disposal of investment in R-NAV, LLC	(110,000)
Proceeds from disposal of investment in R-NAV, LLC	27,623
Net cash used in investing activities	(39,224)	(27,828)	(1,524,966)
Cash flows from financing activities:
Proceeds from issuance of MT Preferred Stock and warrants		500,000
Payment of preferred stock issuance costs		(12,587)
Proceeds from issuance of common stock, net	13,640	65,975	87,984
Payment of tax withholdings related to stock-based compensation	0	(23,906)	(130,537)
Proceeds from notes payable		54,500,000	30,000,000
Payment of debt-related costs	(3,923,271)	(3,902,487)	(1,763,526)
Principal payments on notes payable	(231,453)	(30,333,333)	(25,000,000)
Restricted cash held for payment against debt	(5,001,253)
Payments under capital leases	(2,154)	(2,550)	(2,226)
Net cash (used in) provided by financing activities	(9,144,491)	20,791,112	3,191,695
Net (decrease) increase in cash	(5,626,935)	1,687,254	(27,460,020)
Cash, beginning of period	7,166,260	5,479,006	32,939,026
Cash, end of period	$ 1,539,325	$ 7,166,260	$ 5,479,006